INCOME TAXES (Details 3) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforward		$ 38,451,790
Allowance for doubtful accounts	$ 23,658,962	22,799,219
Deferred Income Taxes [Member]
Net operating loss carryforward		10,977,546	$ 7,621,277
Capital loss carryforward		801,744	801,744
Section 163(j) carryforward		469,387	563,138
Foreign exchange		129,916	129,916
Allowance for doubtful accounts		4,991,818	4,404,277
Accrued expenses		333,260	261,466
Mark to market adjustment to securities		358,761	358,761
Lease liability		258,682	261,377
Capitalized research & development costs		(8,208)	52,261
Depreciation		(35,734)	(35,734)
Total Deferred tax assets		18,277,172	14,418,483
Intangibles		(31,932)	(15,845)
Inventory		170	(4,853)
Right of use asset		(256,075)	(258,770)
Goodwill		(10,980)	(10,980)
Total Deferred tax liabilities		(235,293)	(280,742)
Valuation allowance		(18,041,879)	(14,137,741)
Net deferred tax assets		$ 0	$ 0